Cover	Nov. 08, 2021	Aug. 05, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 08, 2021
Entity Registrant Name	Virgin Galactic Holdings, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38202
Entity Tax Identification Number	85-3608069
Entity Address, Address Line One	166 North Roadrunner Parkway, Suite 1C
Entity Address, City or Town	Las Cruces
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	88011
City Area Code	575
Local Phone Number	424-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	SPCE
Security Exchange Name	NYSE
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001706946